Income tax (Details 3) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Deferred income tax assets	$ 126,349	$ 144,604
Deferred income tax liabilities	(977,022)	(1,020,737)
Total deferred income tax (liabilities) assets, net	(850,673)	(876,133)
Recovered After More Than 12 Months [Member]
Statement [Line Items]
Deferred income tax assets	84,818	103,285
Deferred income tax liabilities	(850,113)	(901,535)
Less than 1 year [Member]
Statement [Line Items]
Deferred income tax assets	41,531	41,319
Deferred income tax liabilities	$ (126,909)	$ (119,202)